UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: March 18, 2016 to April 15, 2016

Commission File Number of issuing entity: 333-195164-10

Central Index Key Number of issuing entity: 0001643873

Wells Fargo Commercial Mortgage Trust 2015-NXS2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-195164

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256

Natixis Real Estate Capital LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Silverpeak Real Estate Finance LLC

(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3971652
38-3971653
38-3971654
38-7135410

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
X-A			X
B			X
C			X
D			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On April 15, 2016 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-NXS2.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2015-NXS2 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary As Reported on April 15, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	62	$887,919,568.87
30-59	0	$0
60-89	0	$0
90-120	0	$0
121+	1	$23,000,000.00
Total	63	$910,919,568.87

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	2.52%	0	N/A

One mortgage loan securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the “Depositor”) and held by Wells Fargo Commercial Mortgage Trust 2015-NXS2 was the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 18, 2016 to April 15, 2016. The following table sets forth, for the monthly distribution period from March 18, 2016 to April 15, 2016, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934.

Repurchases and Replacements Asset Class: Commercial Mortgages
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand(1)			Assets That Were Repurchased or Replaced(1)		Assets Pending Repurchase or Replacement (within cure period)(2)(3)				Demand in Dispute(2)(3)			Demand Withdrawn(2)			Demand Rejected(2)
			#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%
Wells Fargo Commercial Mortgage Trust 2015-NXS2, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS2 (0001643873)	X	Natixis Real Estate Capital LLC(4)	39 mortgage loans	503,900,454	55.1	1	23,000,000	2.52	0	0	0.00	1	23,000,000	2.52	1	23,000,000	2.52	0	0	0.00	0	0	0.00

(1)     Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization.

(2)     Reflects the number of loans, outstanding principal balance and approximate percentage of principal balance as of March 31, 2016.

(3)       Includes assets that are subject to a demand and within the cure period, but where (i) no decision has yet been made to accept or contest the demand or (ii) the demand request is in dispute.

(4)       Rialto Capital Advisors, LLC, as special servicer for loan #8, claimed that Natixis Real Estate Capital LLC breached the representations and warranties made in the mortgage loan purchase agreement due to the existence of a prior $4,000,000 mortgage  on the related mortgaged property. On March 31, 2016, Natixis Real Estate Capital LLC rejected the claim for breach of representation or warranty and noted that a title insurance policy was obtained from Chicago Title Insurance Company, which insures the first lien status of the loan. The special servicer is continuing to pursue its demand.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 12, 2016. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2016. The Central Index Key number for Wells Fargo is 0000740906.

Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 28, 2016. The Central Index Key number for Natixis is 0001542256.

Silverpeak Real Estate Finance LLC ("Silverpeak"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 2, 2016. The Central Index Key number for Silverpeak is 0001624053.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases (collectively, the “Additional Complaints”) alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge. On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. On March 28, 2016, the BlackRock Plaintiffs filed a new complaint in state court in San Francisco with regard to the trusts that had been dismissed in the District Court’s January 19 Order. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2015-NXS2, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	03/17/2016	$3,380.05
Current Distribution Date:	04/15/2016	$3,626.46

Interest Reserve Account Balance
Prior Distribution Date:	03/17/2016	$0.00
Current Distribution Date:	04/15/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-NXS2, relating to the April 15, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: April 25, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-NXS2, relating to the April 15, 2016 distribution.